Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Research and Development [Abstract]
Opening total software technology development costs	$ 19,500,575	$ 16,055,557
Software technology development during the period	850,885	889,440
Closing total software technology development costs	$ 20,351,460	$ 16,944,997